Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Summary of future lease payments under operating leases

Future lease payments under operating leases as of December 31, 2020 were as follows:

As of December 31,
2020
$
2021	5,652,408
2022	4,802,407
2023	4,267,705
2024	4,140,219
2025	4,218,061
Then thereafter	9,627,910

Total future lease payments	32,708,710
Impact of discounting remaining lease payments	(5,520,359)

Total lease liabilities	27,188,351
Lease liabilities, current	5,461,234
Lease liabilities, non-current	21,727,117

Summary of future lease payments under non-cancelable operating lease agreements

Future lease payments under non-cancelable operating lease agreements as of December 31, 2019 were as follows:

As of December 31,
2019
$
2020	5,383,508
2021	4,674,884
2022	4,095,928
2023	3,788,190
2024	3,714,168
Then thereafter	12,933,103
Total future lease payments	34,589,781
Impact of discounting remaining lease payments	(6,534,367)
Total lease liabilities	28,055,414
Lease liabilities, current	5,189,251
Lease liabilities, non-current	22,866,163